Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Legal Proceedings

On March 8, 2019, Jie Yuan (the “Jie Action”) filed a putative shareholder derivative lawsuit in the United States District Court for the Central District of California, purportedly on behalf of the Company against its former and current CEOs and CFOs (Thanh H. Lam, Ya Ming Wong, Jeffery Chuang and Yuen Ching Ho) and directors (Charlie Huy La, Bin Liu, Umesh Patel, and Min Su) and vice president (Steven Qiang Liu) (collectively, the “Defendants”). The putative derivative plaintiffs sought to compel reimbursement of Nova for any judgment entered against the Company in the matter of Barney v. Nova Lifestyle, Inc., United States District Court for the Central District of California, and for any legal fees or other costs the Company may incur in defending the Barney Action. The basis of the claims was that the Defendants caused the Company to make alleged false and/or misleading statements that gave rise to the Barney Action.

In the Barney action, the putative class plaintiffs alleged that the Company artificially inflated its share price by issuing a press release announcing a strategic relationship with Shanxi Winqing Senior Care Service Group, claiming in the Company’s Annual Statements on Form 10-Ks for the 2017 and 2018 fiscal years that Shanxi Winqing and Merlino Lewis LLP were among the Company’s largest customers, and reporting revenues from sales transactions with these entities. Plaintiffs claimed that Shanxi Winqing was a fictitious entity and Merlino Lewis LLP dissolved in 2013, so that the announcement of a strategic alliance was false and the reported revenues non-existent. The Company denied these allegations and all liability.

It was also alleged in the Jie Action that President and CEO Lam engaged in self-dealing transactions by leasing real estate to Diamond Bar, a Company subsidiary. Plaintiffs further alleged in conclusory fashion that Ms. Lam, former CEO and director Ya Ming Wong, former CFO and director Yuen Ching Ho, and director Umesh Patel sold securities during the period of time when the alleged false and/or misleading statements were made “with knowledge of material non-public information.”

On May 15, 2019, Wilson Samuels (the “Samuels Action”) filed a largely duplicative putative derivative complaint against the same current and former directors and officers named in the Jie Action other than Steven Qiang Liu. That action was filed in the United States District Court for the Central District of California. In addition to repeating the allegations in the Jie Complaint, Samuels claimed that the Company’s announcement of a change of auditing firms in asserted that it did so because its existing auditor ceased auditing public companies subject to regulation in the United States without disclosing that its new auditing firm was created in a merger of three accounting firms, including a firm whose registration was revoked by the Public Company Accounting Oversight Board. Samuels also claimed that the Company redeemed its stock in reliance upon the same purported fraudulent recognition of revenues claimed in the Barney Action. Samuels purported to state direct claims under Sections 10(b) and 20 of the Exchange Act and SEC Rule 10b-5 on the Company’s behalf.

Both derivative actions were stayed pending resolution of the Barney Action. After Barney was settled (on terms previously reported), the parties filed a stipulation to lift the stay and consolidate the derivative actions. The Stipulation also set deadlines for plaintiffs to file a consolidated amended complaint and for defendants to respond to this complaint. By January 7, 2025 Orders, the Court adopted the parties’ Stipulation.

On February 6, 2025, the deadline for filing an amended complaint, plaintiffs filed a Notice of Dismissal without prejudice. While plaintiffs should have sought Court approval, the Clerk accepted the Notice of Dismissal and the lead case has been marked closed. It appears that the Notice of Dismissal concluded these matters.

Other than the above, the Company is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial condition or results of operations.

Note 15 – Commitments and Contingencies

Legal Proceedings

The Company previously reported on a federal putative class action complaint George Barney filed against the Company and its former and current CEOs and CFOs (Thanh H. Lam, Ya Ming Wong, Jeffery Chuang and Yuen Ching Ho) in the United States District Court for the Central District of California, claiming the Company violated federal securities laws and pursuing remedies under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5. Barney v. Nova Lifestyle, Inc., United States District Court for the Central District of California. (the “Barney Action”).

That action was resolved by a January 30, 2024 Order of the Court certifying a settlement class and approving a class settlement. The agreed settlement payment of $750,000 was entirely funded by the Company’s insurance carrier and has been tendered to a claims administrator.

In the Barney action, Company shareholders sought to assert claims on behalf of all entities purchasing stock from December 21, 2015, through December 20, 2018, under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Securities Exchange Commission Rule 10b-5. In support of these claims, plaintiffs alleged that defendants artificially inflated the Company’s share price by issuing a press release announcing a strategic relationship with Shanxi Winqing Senior Care Service Group, claiming in the Company’s Annual Statements on Form 10-Ks for the 2017 and 2018 fiscal years that Shanxi Winqing and Merlino Lewis LLP were among the Company’s largest customers, and reporting revenues from sales transactions with these entities. Plaintiffs claimed that Shanxi Winqing was a fictitious entity and Merlno Lewis LLP dissolved in 2013, so that the announcement of a strategic alliance was false and the reported revenues non-existent.

The Company denied these allegations and all liability. It asserted that the entities referenced in its public disclosures were actual companies and the revenues booked from those entities were genuine and actually collected. The Company alleged that no registration exists for Shanxi Winqing because the Company slightly mistranslated its Chinese name in its public disclosures. Similarly, the Company claimed to have previously sold products to Merlino Lewis LLP and failed to update its customer name when the customer restructured its business.

On March 8, 2019, Jie Yuan (the “Jie Action”) filed a putative shareholder derivative lawsuit in the United States District Court for the Central District of California, purportedly on behalf of the Company against its former and current CEOs and CFOs (Thanh H. Lam, Ya Ming Wong, Jeffery Chuang and Yuen Ching Ho) and directors (Charlie Huy La, Bin Liu, Umesh Patel, and Min Su) and vice president (Steven Qiang Liu) (collectively, the “Defendants”). In this action, the putative derivative plaintiffs seek to recover any losses the Company sustains as a result of alleged securities violations that were alleged in the Barney Action. It is alleged that the Defendants caused the Company to make the alleged false and/or misleading statements giving rise to the Barney Action. The Plaintiff also alleges that President and CEO Lam engaged in self-dealing transactions by leasing her property to Diamond Bar, a Company subsidiary, and asserts, in conclusory fashion, that Lam, former CEO and director Ya Ming Wong, former CFO and director Yuen Ching Ho, and director Umesh Patel sold securities during the period of time when the alleged false and/or misleading statements were made “with knowledge of material non-public information.”

On May 15, 2019, Wilson Samuels (the “Samuels Action”) filed a largely duplicative putative derivative complaint purportedly on behalf of the Company against the same current and former directors and officers named in the Jie Action other than Steven Qiang Liu. That action was filed in the United States District Court for the Central District of California. Samuels repeats the allegations of the Complaint in the Jie Action. Additionally, Samuels claims that, in announcing its change of auditing firms in September 2016, the Company asserted that it made this move because its existing auditor ceased auditing public companies subject to regulation in the United States without disclosing that its new auditing firm was created in a merger of three accounting firms, including a firm whose registration was revoked by the Public Company Accounting Oversight Board. Samuels also claims that the Company redeemed its stock in reliance upon the same purported fraudulent recognition of revenues claimed in the putative class action. Samuels purports to state direct claims under Sections 10(b) and 20 of the Exchange Act and SEC Rule 10b-5.

On March 3, 2020, the defendants filed motions to stay the derivative actions until the Barney Action is resolved or alternatively to dismiss on the grounds that plaintiffs’ failure to make demand upon the Board of Directors was not excused and the Complaints otherwise fail to state a claim upon which relief can be granted. By Order entered April 7, 2020, the Court granted defendants’ Motion to Stay and stayed the Jie Action until the Barney Action is resolved. The Court subsequently entered a similar Order in the Samuels Action.

With the final settlement of the Barney Action, the conditions for the stay expired. The Court issued an Order requiring the parties to submit a proposed order activating the cases.

The parties accordingly filed a stipulation to lift the stay and consolidate the actions. The Stipulation also set deadlines for plaintiffs to file a consolidated amended complaint and for defendants to respond to this complaint. By January 7, 2025 Orders, the Court adopted the parties’ Stipulation.

On February 6, 2025, the deadline for filing an amended complaint, plaintiffs filed a Notice of Dismissal without prejudice. While plaintiffs should have sought Court approval, the Clerk accepted the Notice of Dismissal and the lead case has been marked closed.

While these derivative actions are purportedly asserted on behalf of the Company, when they are subsequently activated, the Company likely will incur attorneys’ fees and costs in response to indemnity demands from the defendant directors and officers. Plaintiffs also seek to require corporate governance changes. The Company believes there is no basis to the derivative complaints and they will be vigorously defended if necessary.

Other than the above, the Company is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial condition or results of operations.